SEGMENT REPORTING	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
NOTE 18 -	SEGMENT REPORTING

A.	General information:

The operations of the Group are conducted through two different core activities: Location based services and Wireless communications products.  These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

Location based services:

The Location based services segment consists predominantly of regionally- based stolen vehicle recovery (SVR) services, fleet management services and value-added services comprised of personal advanced locater services and concierge services.

The Group provides Location based services in Israel, Brazil, Argentina and the United States.

Wireless communications products:

The wireless communications product segment consists of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location, and automatic vehicle identification.  The Group sells products to customers in Israel, United States, and others.

B.	Information about reported segment profit or loss and assets:
	US dollars
(in thousands)	Location based services	Wireless communications products	Total

Year ended December 31, 2014

Revenues	133,692	48,435	182,127
Operating income	42,603	3,267	45,870
Assets	63,795	11,094	74,889
Goodwill	1,544	2,497	4,041
Expenditures for assets	12,574	598	13,172
Depreciation and amortization	8,920	148	9,068
Impairment of goodwill and intangible assets	34	888	922

Year ended December 31, 2013

Revenues	126,951	43,216	170,167
Operating income (loss)	38,470	(540)	37,930
Assets	66,300	10,564	76,864
Goodwill	1,730	3,703	5,433
Expenditures for assets	12,312	264	12,576
Depreciation and amortization	9,360	358	9,718
Impairment of goodwill and intangible assets	2,816	1,804	4,620

Year ended December 31, 2012

Revenues	114,565	35,753	150,318
Operating income	29,850	97	29,947
Assets	65,332	10,629	75,961
Goodwill	3,692	4,351	8,043
Expenditures for assets	7,636	77	7,713
Depreciation and amortization	11,471	130	11,601

C.	Information about reported segment profit or loss and assets:

The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, non-operating other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

D.	Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise's consolidated totals:
	US dollars
	Year ended December 31,
(in thousands)	2014	2013	2012

Total revenues of reportable segment and consolidated revenues	182,127	170,167	150,318

Operating income
Total operating income for reportable segments	45,870	37,930	29,947
Unallocated amounts:
Other income (expenses) income	-	(166)	6,755
Financing income, net	1,704	238	987
Consolidated income before taxes on income	47,574	38,002	37,689

Assets

Total assets for reportable segments (*)	78,930	82,297	84,004
Other unallocated amounts:
Current assets	57,159	61,530	48,512
Investments in affiliated and other companies	1,095	1,511	242
Property and equipment, net	7,786	8,644	9,187
Other unallocated amounts	7,367	6,560	5,394
Consolidated total assets (at year end)	152,337	160,542	147,339

Other significant items

Total expenditures for assets of reportable segments	13,172	12,576	7,713
Unallocated amounts	2,021	1,387	2,320
Consolidated total expenditures for assets	15,193	13,963	10,033

Total depreciation, amortization and impairment for reportable segments	9,990	14,338	11,601
Unallocated amounts	2,229	1,858	3,070
Consolidated total depreciation and amortization	12,219	16,196	14,671

(*)	Including goodwill.

E.	Geographic information

Revenues

Year ended December 31,

(in thousands)

2014

2013

2012

Israel

	90,061	83,331	70,595
United States	7,568	4,876	4,749
Brazil	66,462	63,454	58,242
Argentina	13,792	15,190	13,546
Others	4,244	3,316	3,186
Total	182,127	170,167	150,318

Property and equipment, net

December 31,

(in thousands)

2014

2013

2012

Israel

	8,563	9,051	9,440
United States	120	155	146
Brazil	17,801	19,178	20,132
Argentina	5,424	4,162	4,438
Total	31,908	32,546	34,156

-	Revenues were attributed to countries based on customer location.
-	Property and equipment were classified based on major geographic areas in which the Company operates.

F.	Major customers

During 2014, 2013 and 2012 there were no sales exceeding 10% of total revenues to none of our customers.